GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 18, 2015	Jul. 01, 2015
Business Acquisition [Line Items]
Acquisition costs		$ 0	$ 0	$ 508
Net operating losses carryforward		16,809	19,351
Amount of adjustment of earn-out liability			4,002
Note receivable		5,224	25,977
Depreciation expense		724	1,058	1,244
Amortization expense		4,362	$ 1,804	$ 2,799
Acquisition Of Causata [Member]
Business Acquisition [Line Items]
Cash	$ 21,352
Goodwill from acquisitions	8,598
Customer relationships	2,001
Consideration transferred in acquisition	22,666
Fair value of potential earn-out based on performance milestones	1,314
Maximum additional payment of earn-out	2,000
Technology	10,474
Net operating losses carryforward	$ 6,765
Amortization period	5 years
Elbit Systems [Member]
Business Acquisition [Line Items]
Total consideration of sale						$ 151,583
Cash in sale						111,583
Earn out based on future business performance						$ 40,000
Capital gain		101,847
Battery Ventures [Member]
Business Acquisition [Line Items]
Total consideration of sale					$ 92,475
Cash in sale					74,551
Note receivable					2,924
Earn out based on future business performance					15,000
Capital gain		$ 45,487
Amount of goodwill					$ 35,554